CONTINGENCIES (Details) $ in Millions		1 Months Ended	3 Months Ended
	Nov. 09, 2022 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) lawsuit	Dec. 31, 2023 USD ($)	Feb. 29, 2020 USD ($)	May 06, 2013 USD ($)
DBCP Cases
Concentration Risk [Line Items]
Pending lawsuits | lawsuit			180
Damages claimed			$ 17,800.0
Number of cases resulted in judgments | lawsuit			24
Former Shell Site
Concentration Risk [Line Items]
Estimated possible loss						$ 310.0
Former Shell Site | Shell
Concentration Risk [Line Items]
Lawsuit related costs incurred	$ 266.6
Former Shell Site | BHC
Concentration Risk [Line Items]
Lawsuit related costs incurred	$ 133.3
Percentage of defendant's lawsuit costs attributable to other party	0.500
Former Shell Site, Costs Associated With Lawsuit
Concentration Risk [Line Items]
Estimated possible loss						$ 90.0
Former Shell Site, Costs Associated With Lawsuit | BHC
Concentration Risk [Line Items]
Reimbursement of attorney fees		$ 26.7
Unfavorable Regulatory Action
Concentration Risk [Line Items]
Estimated possible loss					$ 20.0
Letter Of Credit, Bank And Surety Bonds
Concentration Risk [Line Items]
Guarantees			$ 55.2	$ 48.6
Bank Borrowings And Equity Method Investments
Concentration Risk [Line Items]
Guarantees			$ 5.9	$ 6.4
Minimum | Letter Of Credit, Bank And Surety Bonds
Concentration Risk [Line Items]
Guarantee term			1 year
Maximum | Letter Of Credit, Bank And Surety Bonds
Concentration Risk [Line Items]
Guarantee term			20 years